Summary of Significant Accounting Policies - Cost of Revenue (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Standard warranty period	12 months	12 months
Equipment on lease
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years